Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Fee and commission income:
Current accounts	£ 352	£ 340
Credit and debit card fees	688	634
Commercial banking and treasury fees	151	94
Factoring	27	34
Other fees and commissions	98	100
Total fee and commission income	1,316	1,202
Fee and commission expense	(688)	(597)
Net fee and commission income	£ 628	£ 605